Summary of Significant Accounting Policies (Details Narrative) - USD ($)				12 Months Ended
	Mar. 06, 2020	Mar. 02, 2020	Jun. 04, 2013	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Bad debt expense				$ 270,919	$ 0
Prepaid expenses				1,216,531	2,459,830
Advertising costs				519,922	333,441
Research and development cost				$ 165,000	$ 150,000
Stockholders equity, reverse stock split	300:1 reverse stock split	300-to-1 reverse stock split	1-for-10 reverse stock split